Long-Term Debt (Principal Repayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt, Year 1	$ 6,142
Long-term debt, Year 2	5,260
Long-term debt, Year 3	4,643
Long-term debt, Year 4	4,643
Long-term debt, Year 5	1,079,355
Long-term debt, thereafter	583,345
Total long-term debt	$ 1,683,388